OTHER PAYABLES - Third Parties (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
OTHER PAYABLES
Total	¥ 1,688,166	$ 237,773	¥ 5,819,010
Third parties
OTHER PAYABLES
Professional service fees	304,474	42,884	2,246,101
Distributors and employees	712,173	100,307	3,073,289
Accrued expenses	193,274	27,222	200,218
Others	478,245	67,360	299,402
Total	¥ 1,688,166	$ 237,773	¥ 5,819,010